Compass EMP U.S. 500 Volatility Weighted Index ETF
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated May 1, 2015, to the
Prospectus dated June 30, 2014, as amended September 29, 2014

Effective May 1, 2015, Victory Capital Management Inc. (the "Advisor") replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds.  The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.26%
Total Annual Fund Operating Expenses(1)	0.56%
Less Fee Waivers and Expense Reimbursements(1)(3)	0.21%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.35%
(1)	Restated to reflect current contractual fees.
(2)	Estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.58%.  In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%.  The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$36	$158

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.25%
Total Annual Fund Operating Expenses(1)	0.55%
Less Fee Waivers and Expense Reimbursements(1)(3)	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.35%
(1)	Restated to reflect current contractual fees.
(2)	Estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.68%.  In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%.  The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$36	$156

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

FUND SUMMARY—COMPASS EMP U.S. EQ INCOME 100 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.22%
Total Annual Fund Operating Expenses(1)	0.52%
Less Fee Waivers and Expense Reimbursements(1)(3)	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.35%
(1)	Restated to reflect current contractual fees.
(2)	Estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.68%.  In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%.  The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$36	$150

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

FUND SUMMARY—COMPASS EMP U.S. DISCOVERY 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.24%
Total Annual Fund Operating Expenses(1)	0.54%
Less Fee Waivers and Expense Reimbursements(1)(3)	0.19%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.35%
(1)	Restated to reflect current contractual fees.
(2)	Estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.68%.  In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%.  The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$36	$154

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

FUND SUMMARY—COMPASS EMP DEVELOPED 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.31%
Total Annual Fund Operating Expenses(1)	0.71%
Less Fee Waivers and Expense Reimbursements(1)(3)	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(1)	0.45%
(1)	Restated to reflect current contractual fees.
(2)	Estimated for the current fiscal year.
(3)
The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.78%.  In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.45%.  The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$46	$201

Advisor: Victory Capital Management Inc. is the Fund’s investment adviser (the “Advisor”).

MANAGEMENT

Investment Advisor:  Victory Capital Management Inc. (the “Advisor”), a New York corporation located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as investment adviser to the Funds.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs.  The Advisor is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions.  As of December 31, 2014, Victory Capital Management Inc. had approximately $35.9 billion in assets under management.

The Advisor is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of each Fund.

Pursuant to a Management Agreement, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Advisor has contractually agreed for each Fund, at least until April 30, 2017, to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) in the amounts set forth in the fee and expense table for each Fund in the Prospectus, as revised by this Supplement..

Fund	Management Fee
Compass EMP U.S. 500 Volatility Weighted Index ETF
0.30%
Compass EMP U.S. 500 Enhanced Volatility Weighted Index ETF
0.30%
Compass EMP U.S. EQ Income 100 Enhanced Volatility Weighted Index ETF
0.30%
Compass EMP U.S. Discovery 500 Enhanced Volatility Weighted Index ETF
0.30%
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
0.40%

Any waiver or reimbursement by the Advisor is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the respective Fund), if the Fund is able to make the repayment without exceeding its current expense limitations and at the time the repayment is approved by the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be available in each Fund’s annual report to shareholders for the period ending June 30, 2015.

* * * * * * * * * *

This Supplement and the existing Prospectus dated June 30, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated June 30, 2014, as supplemented have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

 Please retain this Supplement for future reference.